Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash [Abstract]
Restricted Cash

3. Restricted cash

Restricted cash consists of the following at December 31:

	2011	2012
Cash securing our obligations under ECA-guaranteed financings	$38,365	$41,895
Cash securing our obligations under ALS I debt	39,331	-
Cash securing our obligations under ALS II debt	14,941	15,712
Cash securing our obligations under AerFunding revolving credit facility debt	58,591	82,070
Cash securing our obligations under Genesis securitization debt	24,564	28,955
Cash securing our obligations under TUI portfolio acquisition facility debt	11,747	25,656
Cash securing our obligations under other debt	54,742	82,043
Cash securing our obligations under SkyFunding I and II facilities	-	2,740
Cash securing our obligations under derivative instruments (Note 11)	(7,170)	(810)
Other	2,214	1,582
	$237,325	$279,843

The cash securing our obligations under all our debt facilities is restricted and can only be used to pay for operating expenses incurred by the respective financing vehicle and to pay for interest and debt amortization of the respective debt. The majority of the restricted cash represents collections of these structures in the previous period, which will be paid as interest and debt amortization at the next payment date. The cash securing our rights and obligations under derivative instruments relates to interest rate caps and swaps for which we had to pay cash into restricted cash accounts for the benefit of our counterparties or for which we received cash into restricted cash accounts from our counterparties for our benefit.